Note 12 - Stock Options and Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 12 - Stock Options and Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Shares Under Option	5,000,000	5,500,000	12,100,000	15,473,750
Weighted-average Exercise Price (in Dollars per share)	$ 0.08	$ 0.12	$ 0.20	$ 0.39
Weighted Average Remaining Contractual Term (in years)	43 days	131 days	1 year 65 days	2 years 164 days
Aggregate Intrinsic Value (in Dollars)			$ 150,000	$ 869,825
Number of Shares Under Option		6,249,008
Number of Shares Under Option	1,000,000	3,425,000	2,875,000
Weighted-average Exercise Price (in Dollars per share)	$ 0.02	$ 0.11	$ 0.18
Weighted Average Remaining Contractual Term (in years)	0 years	204 days	357 days
Number of Shares Under Option	1,000,000	(2,500,000)	(575,000)
Weighted-average Exercise Price (in Dollars per share)	$ 0.02	$ 0.05	$ 0.25
Number of Shares Under Option	500,000	(7,525,000)	(5,673,750)
Warrant [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Shares Under Option	6,249,008	6,249,008	2,880,000	3,371,600
Weighted-average Exercise Price (in Dollars per share)	$ 0.17	$ 0.17	$ 0.33	$ 0.39
Weighted Average Remaining Contractual Term (in years)	116 days	124 days	109 days	2 years 164 days
Number of Shares Under Option		9,408,015	5,739,008
Weighted-average Exercise Price (in Dollars per share)		$ 0.33	$ 0.33
Weighted Average Remaining Contractual Term (in years)		1 year 109 days	54 days
Number of Shares Under Option			(660,000)
Weighted-average Exercise Price (in Dollars per share)			$ 0.50
Number of Shares Under Option		(6,039,007)	(5,570,608)